SUMMARY OF MOVEMENT OF ALLOWANCE FOR DOUBTFUL ACCOUNTS INCLUDING BOTH ACCOUNT RECEIVABLES DUE FROM THIRD PARTIES AND RELATED PARTIES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Balance at the beginning of the year	¥ 57,344	¥ 43,104
Additions charged to bad debt expense	23,898	14,526
Write-off		(286)
Balance at the end of the year	81,242	57,344
Balance at the beginning of the year	16	1,298
Additions charged to bad debt expense	(11)	(1,282)
Balance at the end of the year	¥ 5	¥ 16